Segment (Details)	6 Months Ended
Dec. 31, 2025 Segment
Segment [Abstract]
Description of CODM	Segment Reporting, an operating segment is identified as a component of an enterprise that engages in business activities about which separate discrete financial information and operating results is the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segment	1
Number of reportable segment	1